Notes Payable (Details) - Schedule of notes to their present value	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Schedule of notes to their present value [Abstract]
Balance at Beginning		$ 4,814,767		$ 3,478,956		$ 747,322
Proceeds	$ 1,261,254	1,261,254	$ 2,633,667	2,633,667	$ 3,106,652	3,106,652
Repayments	$ (336,000)	(336,000)	$ (1,258,194)	(1,258,194)
Contribution benefit		(228,497)		(297,110)		(500,921)
Finance expense		371,061		257,448		125,903
Balance at Ending		5,882,585		$ 4,814,767		$ 3,478,956
Current		2,975,747
Non-current		$ 2,906,838